United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
June 30, 2003.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	08/12/03


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101      201     1556 SH       SOLE                     1556
Abbott Labs                    COM              002824100      394     9000 SH       SOLE                     9000
Affiliated Computer Services   COM              008190100     3011    65840 SH       SOLE                    65840
Ambac Financial                COM              023139108     5794    87460 SH       SOLE                    87460
Amgen                          COM              031162100     2487    37720 SH       SOLE                    37720
Applebees Int'l                COM              037899101     3903   124185 SH       SOLE                   124185
BB&T                           COM              054937107      257     7486 SH       SOLE                     7486
BEA Systems                    COM              073325102      304    27950 SH       SOLE                    27950
BP PLC                         COM                             275     6538 SH       SOLE                     6538
Bank of America                COM              060505104     7429    93997 SH       SOLE                    93997
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
Cintas                         COM              172908105      373    10540 SH       SOLE                    10540
Cisco Systems                  COM              17275R102     9669   575872 SH       SOLE                   575872
Citigroup                      COM              172967101      206     4808 SH       SOLE                     4808
Comerica                       COM              200340107      331     7112 SH       SOLE                     7112
DENTSPLY Intl                  COM              249030107     2019    49285 SH       SOLE                    49285
Dow Chemical                   COM              260543103      391    12636 SH       SOLE                    12636
Ecolab                         COM              278865100      544    21240 SH       SOLE                    21240
Edge Pete Corp                 COM              279862106       73    12909 SH       SOLE                    12909
Exxon Mobil                    COM              30231G102     3623   100894 SH       SOLE                   100894
First Data                     COM              319963104     1764    42565 SH       SOLE                    42565
General Electric               COM              369604103     4483   156319 SH       SOLE                   156319
General Growth Properties      COM              370021107      688    11015 SH       SOLE                    11015
IBM                            COM              459200101      365     4426 SH       SOLE                     4426
Intel                          COM              458140100      210    10108 SH       SOLE                    10108
International Game Tech        COM              459902102     2821    27565 SH       SOLE                    27565
Jacobs Engineering             COM              469814107     5205   123490 SH       SOLE                   123490
Johnson & Johnson              COM              478160104     4167    80594 SH       SOLE                    80594
L-3 Communications             COM              502424104     1318    30304 SH       SOLE                    30304
LabCorp                        COM              50540R409     3479   115400 SH       SOLE                   115400
Liberty Media                  COM              530718105      200    17312 SH       SOLE                    17312
Liberty Media 'B'              COM              001957307      422    35686 SH       SOLE                    35686
Linear Technology              COM              535678106     4564   140940 SH       SOLE                   140940
Lowes Companies                COM              548661107     1920    44695 SH       SOLE                    44695
MBNA                           COM              55262L100     7065   339021 SH       SOLE                   339021
Mack Cali                      COM              554489104     1778    48875 SH       SOLE                    48875
Maxim Integrated               COM              57772K101     1415    41498 SH       SOLE                    41498
McCormick & Co Vtg             COM              579780107      344    12720 SH       SOLE                    12720
Medtronic                      COM              585055106     5374   112018 SH       SOLE                   112018
Merck                          COM              589331107     4221    69708 SH       SOLE                    69708
Microsoft                      COM              594918104     5424   211550 SH       SOLE                   211550
Northrop Grumman               COM              666807102      997    11550 SH       SOLE                    11550
Office Depot                   COM              676220106      347    23920 SH       SOLE                    23920
Omnicom Group                  COM              681919106     7154    99772 SH       SOLE                    99772
PepsiCo                        COM              713448108      978    21979 SH       SOLE                    21979
Pfizer                         COM              717081103     4694   137466 SH       SOLE                   137466
Procter & Gamble               COM              742718109      676     7584 SH       SOLE                     7584
QUALCOMM                       COM              747525103     1990    55360 SH       SOLE                    55360
Raytheon                       COM              755111507     1970    59985 SH       SOLE                    59985
Sprint PCS                     COM              852061506       98    17100 SH       SOLE                    17100
St. Jude Medical               COM              790849103     2212    38475 SH       SOLE                    38475
Symantec                       COM              871503108     2094    47685 SH       SOLE                    47685
Sysco                          COM              871829107     1927    64140 SH       SOLE                    64140
Verizon Communication          COM              92343V104      340     8626 SH       SOLE                     8626
Wal-Mart Stores                COM              931142103      325     6056 SH       SOLE                     6056
Walgreen                       COM              931422109     6174   205118 SH       SOLE                   205118
Washington REIT                COM              939653101      275    10124 SH       SOLE                    10124
Wells Fargo                    COM              949746101     2979    59100 SH       SOLE                    59100
Wyeth Company                  COM              983024100      214     4700 SH       SOLE                     4700
Xilinx                         COM              983919101     3021   119410 SH       SOLE                   119410